RELATED PARTY BALANCES AND TRANSACTIONS	3 Months Ended
Mar. 31, 2024
Related Party Balances And Transactions
RELATED PARTY BALANCES AND TRANSACTIONS

11.	RELATED PARTY BALANCES AND TRANSACTIONS

Key management includes personnel having the authority and responsibility for planning, directing and controlling the activities of the Company and comprised the Company’s directors and executive officers.

Expenses incurred to key management are:

	Three months ended	Three months ended
	March 31, 202	March 31, 2023
	$	$
Salaries and Benefits	295	246
Stock-based compensation	189	183
	484	429

During the three months ended March 31, 2023 the Company paid $58 in lease payments to a company owned by a director. $63 was recognized as depreciation and interest expense on the right of use asset and lease liability respectively. During the three months ended December 31, 2023, the director sold the building to an unrelated company.

As at March 31, 2024, included in accounts payable are balances owing to key management or companies controlled by officers of the Company in the amount of $nil (March 31, 2023 - $2).

All related party balances are non-interest bearing, unsecured and have no fixed terms of repayment and have been classified as current.